Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits

NOTE 5 - CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND RESTRICTED BANK DEPOSITS

Cash and cash equivalents, short-term bank deposits and restricted bank deposits as of June 30, 2020 were $16.7 million, $24.0 million and $0.5 million.

The short-term bank deposits as of June 30, 2020 were for terms of three to six months and carried interest at annual rates of 0.95%-1.49%.